BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 48.3%
	AUTO LOAN — 15.7%
5,890,000	Bridgecrest Lending Auto Securitization Trust Series 2023 – 1D		7.8400	08/15/29	$6,189,343
4,720,000	CarMax Auto Owner Trust 2023-1 Series 1 D		6.2700	11/15/29	4,847,869
1,610,000	Carmax Select Receivables Trust 2025-B Series B E(a)		6.8900	09/15/32	1,613,056
1,303,874	Exeter Automobile Receivables Trust 2021-3 Series 2021-3A D		1.5500	06/15/27	1,288,555
10,597,000	Exeter Automobile Receivables Trust 2021-4 Series 4A E(a)		4.0200	01/17/28	10,505,355
1,597,212	Exeter Automobile Receivables Trust 2022-1 Series 1A D		3.0200	06/15/28	1,588,233
4,000,000	Exeter Automobile Receivables Trust 2022-1 Series 1A E(a)		5.0200	10/15/29	3,924,428
5,993,000	Exeter Automobile Receivables Trust 2022-2 Series 2A E(a)		6.3400	10/15/29	5,881,467
3,626,237	Exeter Automobile Receivables Trust 2022-4 Series 4A D		5.9800	12/15/28	3,656,970
4,000,000	Exeter Automobile Receivables Trust 2025-4 Series 4A E(a)		6.9900	04/15/33	4,004,851
2,230,000	First Investors Auto Owner Trust 2021-2 Series 2021-2A D(a)		1.6600	12/15/27	2,186,325
4,720,000	First Investors Auto Owner Trust 2022-1 Series 1A D(a)		3.7900	06/15/28	4,671,461
4,280,000	First Investors Auto Owner Trust 2022-1 Series 1A E(a)		5.4100	06/15/29	4,244,941
2,000,000	First Investors Auto Owner Trust 2022-2 Series 2A D(a)		8.7100	10/16/28	2,067,939
8,400,000	First Investors Auto Owner Trust 2023-1 Series 1A D(a)		7.7400	01/15/31	8,829,505
3,660,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A E(a)		3.4200	04/15/27	3,652,453
4,750,000	Westlake Automobile Receivables Trust 2023-1 Series 1A D(a)		6.7900	11/15/28	4,880,052
4,000,000	Westlake Automobile Receivables Trust 2023-3 Series 3A D(a)		6.4700	03/15/29	4,114,752
3,650,000	Westlake Automobile Receivables Trust 2024-2 Series 2A D(a)		5.9100	04/15/30	3,741,427
					81,888,982
	CLO — 32.3%
2,550,000	AB BSL CLO 2 Ltd. Series 2A C(a),(b)	TSFR3M + 2.362%	6.6790	04/15/34	2,553,708
4,850,000	AGL CLO 25 Ltd. Series 25A ER(a),(b)	TSFR3M + 5.700%	10.0230	07/21/38	4,923,924
2,500,000	AGL CLO 29 Ltd. Series 29A A1(a),(b)	TSFR3M + 1.570%	5.8950	04/21/37	2,510,058
1,365,000	Apidos CLO XXXII Series 32A DR(a),(b)	TSFR3M + 2.750%	7.0750	01/20/33	1,362,154
3,500,000	Apidos CLO XXXV Series 2021-35A E(a),(b)	TSFR3M + 6.012%	10.3370	04/20/34	3,499,762
2,700,000	Bain Capital Credit CLO 2022-1 Ltd. Series 1A A1(a),(b)	TSFR3M + 1.320%	5.6490	04/18/35	2,703,634
2,250,000	Battalion CLO XI Ltd. Series 11A CR2(a),(b)	TSFR3M + 1.950%	6.2690	04/24/34	2,249,991
2,035,000	Battalion Clo XIX Ltd. Series 19A C(a),(b)	TSFR3M + 2.262%	6.5790	04/15/34	2,026,829
1,236,125	BlueMountain CLO XXX Ltd. Series 30A CR(a),(b)	TSFR3M + 2.150%	6.4680	04/15/35	1,236,125
1,000,000	Canyon Capital CLO 2017-1 Ltd. Series 1A DR(a),(b)	TSFR3M + 3.262%	7.5790	07/15/30	1,002,619
2,250,000	CARLYLE US CLO 2019-1 LTD Series 1A DR2(a),(b)	TSFR3M + 6.250%	10.5290	04/20/31	2,253,996
3,500,000	Cifc Funding 2014-IV-R Ltd. Series 4RA BRR(a),(b)	TSFR3M + 1.800%	6.1220	01/17/35	3,503,399
4,885,000	Cifc Funding 2014-IV-R Ltd. Series 4RA CRR(a),(b)	TSFR3M + 2.600%	6.9220	01/17/35	4,867,302

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 48.3% (Continued)
	CLO — 32.3% (Continued)
2,200,000	CIFC Funding 2017-IV Ltd. Series 2017-4A A2R(a),(b)	TSFR3M + 1.812%	6.1300	10/24/30	$2,203,238
3,000,000	CIFC Funding 2017-IV Ltd. Series 2017-4A CR(a),(b)	TSFR3M + 3.412%	7.7300	10/24/30	3,000,636
5,250,000	Dewolf Park CLO Ltd. Series 1A CR(a),(b)	TSFR3M + 2.112%	6.4290	10/15/30	5,257,628
1,000,000	Dryden 30 Senior Loan Fund Series 2013-30A CR(a),(b)	TSFR3M + 1.962%	6.1730	11/15/28	1,000,379
3,500,000	Dryden 30 Senior Loan Fund Series 2013-30A DR(a),(b)	TSFR3M + 2.862%	7.0730	11/15/28	3,504,862
1,700,000	Elmwood CLO 20 Ltd. Series 7A BR(a),(b)	TSFR3M + 2.050%	6.3720	01/17/37	1,701,950
5,500,000	Elmwood CLO 21 Ltd. Series 8A AR(a),(b)	TSFR3M + 1.650%	5.5340	10/20/36	5,501,260
2,460,000	Elmwood CLO VI Ltd. Series 3A ARR(a),(b)	TSFR3M + 1.380%	5.2640	07/18/37	2,466,827
3,000,000	Goldentree Loan Management US CLO 1 Ltd. Series 1A DR3(a),(b)	TSFR3M + 2.400%	6.7250	04/20/34	2,992,584
1,500,000	Goldentree Loan Management US Clo 11 Ltd. Series 11A ER(a),(b)	TSFR3M + 4.900%	9.2250	10/20/34	1,501,562
4,500,000	Goldentree Loan Management US Clo 17 Ltd. Series 17A BR(a),(b)	TSFR3M + 1.650%	5.9750	01/20/39	4,499,829
2,500,000	HalseyPoint CLO 4 Ltd. Series 4A E(a),(b)	TSFR3M + 6.972%	11.2970	04/20/34	2,505,545
1,875,000	Halseypoint Clo 5 Ltd. Series 5A D(a),(b)	TSFR3M + 3.762%	8.0720	01/30/35	1,853,734
5,750,000	ICG US CLO 2015-2R Ltd. Series 2RA A2R(a),(b)	TSFR3M + 1.500%	5.8180	01/16/33	5,758,752
4,750,000	ICG US CLO 2015-2R Ltd. Series 2RA CR(a),(b)	TSFR3M + 2.700%	7.0180	01/16/33	4,727,556
1,250,000	ICG US CLO 2022-1i Ltd. Series 1A D1(a),(b)	TSFR3M + 4.060%	8.3850	07/20/35	1,250,000
2,650,000	LCM 33 Ltd. Series 33A BR(a),(b)	TSFR3M + 1.800%	6.1090	07/20/34	2,658,292
1,800,000	LCM XVIII, L.P. Series 18A DR(a),(b)	TSFR3M + 3.062%	7.3870	04/20/31	1,800,452
3,150,000	Madison Park Funding XIV Ltd. Series 14A D1R4(a),(b)	TSFR3M + 2.900%	7.2320	10/22/30	3,154,331
4,690,000	Madison Park Funding XXIV Ltd. Series 24A BR2(a),(b)	TSFR3M + 1.550%	5.8750	10/20/29	4,695,717
3,000,000	Magnetite XXVIII Ltd. Series 28A A1RR(a),(b)	TSFR3M + 1.240%	5.5580	01/15/38	3,008,964
3,275,000	Marathon CLO 14 Ltd. Series 2A BAR2(a),(b)	TSFR3M + 1.850%	6.1750	01/20/33	3,268,574
7,600,000	Neuberger Berman CLO XVII Ltd. Series 17A CR3(a),(b)	TSFR3M + 2.150%	6.4820	07/22/38	7,604,878
5,000,000	Neuberger Berman Loan Advisers Clo 42 Ltd. Series 42A CR(a),(b)	TSFR3M + 1.850%	6.1680	07/16/36	5,025,300
1,600,000	Neuberger Berman Loan Advisers Clo 42 Ltd. Series 42A DR(a),(b)	TSFR3M + 2.500%	6.8180	07/16/36	1,607,739
3,200,000	Neuberger Berman Loan Advisers CLO 45 Ltd. Series 45A CR(a),(b)	TSFR3M + 1.950%	6.2700	10/14/36	3,207,536
2,450,000	Newark BSL CLO 2 Ltd. Series 1A BR(a),(b)	TSFR3M + 2.012%	6.3300	07/25/30	2,459,408
3,250,000	Octagon Investment Partners 41 Ltd. Series 2A CR2(a),(b)	TSFR3M + 2.000%	6.3180	10/15/33	3,254,651
6,250,000	Octagon Investment Partners XXI Ltd. Series 1A BR4(a),(b)	TSFR3M + 1.350%	5.5830	02/14/31	6,237,563
5,575,000	OHA Credit Partners XIV Ltd. Series 14A D1R(a),(b)	TSFR3M + 2.850%	7.1750	07/21/37	5,553,235
25,000	Riserva Clo Ltd. Series 2016-3A XRR(a),(b)	TSFR3M + 1.062%	5.3910	01/18/34	25,000
2,500,000	Sagard-Halseypoint Clo 9 Ltd. Series 9A D2(a),(b)	TSFR3M + 4.500%	8.7820	04/20/38	2,513,730
1,000,000	Sculptor CLO XXVIII Ltd. Series 28A AR(a),(b)	TSFR3M + 1.060%	5.3850	01/20/35	1,000,502
1,583,991	Sound Point CLO IX Ltd. Series 2A ARRR(a),(b)	TSFR3M + 1.472%	5.7970	07/20/32	1,585,348

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 48.3% (Continued)
	CLO — 32.3% (Continued)
6,293,549	Sound Point Clo XV Ltd. Series 1A E(a),(b)	TSFR3M + 6.222%	10.5410	01/23/29	$6,292,887
2,300,000	Sounds Point CLO IV-R LTD Series 3RA C(a),(b)	TSFR3M + 2.512%	6.8410	04/18/31	2,310,626
3,325,000	TCW CLO 2020-1 Ltd. Series 1A DR3(a),(b)	TSFR3M + 3.400%	7.7250	04/20/34	3,332,941
640,000	Venture 35 CLO Ltd. Series 35A BLR(a),(b)	TSFR3M + 2.012%	6.3440	10/22/31	642,253
2,765,000	Venture 43 CLO Ltd. Series 43A D(a),(b)	TSFR3M + 3.732%	8.0490	04/15/34	2,688,974
1,375,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	8.4990	07/15/32	1,359,158
5,220,000	Voya CLO 2013-1 Ltd. Series 1A BR(a),(b)	TSFR3M + 2.162%	6.4790	10/15/30	5,234,835
1,311,704	Voya CLO 2015-1 Ltd. Series 1A CR(a),(b)	TSFR3M + 2.612%	6.9410	01/18/29	1,311,677
850,000	Voya CLO 2018-1 Ltd. Series 1A B(a),(b)	TSFR3M + 2.062%	6.3900	04/19/31	851,992
1,250,000	Wind River 2021-2 CLO Ltd. Series 2021-2A D(a),(b)	TSFR3M + 3.412%	7.7370	07/20/34	1,239,626
					168,346,037
	OTHER ABS — 0.2%
1,000,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	5.1720	04/17/28	1,001,541

	RESIDENTIAL MORTGAGE — 0.0%(c)
104,428	Towd Point Mortgage Trust 2017-6 Series 2017-6 A1(a),(b)		2.7500	10/25/57	102,898

	TOTAL ASSET BACKED SECURITIES (Cost $249,149,646)				251,339,459

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.3%
	AUTOMOTIVE — 1.0%
5,000,000	Volkswagen Group of America Finance, LLC(a)		5.9000	09/12/33	5,219,551

	BANKING — 1.7%
3,995,000	Bank of America Corporation Series FF(b)	TSFR3M + 3.193%	5.8750	Perpetual	4,031,910
5,000,000	Huntington Bancshares, Inc.(b)	H15T5Y + 2.653%	6.2500	Perpetual	4,986,434
					9,018,344
	BIOTECH & PHARMA — 0.1%
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	339,520

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.3% (Continued)
	CABLE & SATELLITE — 0.7%
3,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.1250	05/01/27	$2,981,059
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	989,706
					3,970,765
	CHEMICALS — 0.6%
770,000	HB Fuller Company		4.2500	10/15/28	749,385
2,675,000	Ingevity Corporation(a)		3.8750	11/01/28	2,572,557
					3,321,942
	COMMERCIAL SUPPORT SERVICES — 0.6%
2,945,000	Korn Ferry(a)		4.6250	12/15/27	2,927,274

	CONSTRUCTION MATERIALS — 1.1%
3,592,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	3,583,616
2,000,000	Advanced Drainage Systems, Inc.(a)		6.3750	06/15/30	2,036,466
					5,620,082
	CONSUMER SERVICES — 1.3%
3,885,000	Service Corp International		5.1250	06/01/29	3,895,035
3,000,000	Service Corp International		5.7500	10/15/32	3,043,012
					6,938,047
	CONTAINERS & PACKAGING — 1.1%
2,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	2,364,054
3,350,000	TriMas Corporation(a)		4.1250	04/15/29	3,248,705
					5,612,759
	ELECTRIC UTILITIES — 0.6%
2,940,000	National Rural Utilities Cooperative Finance(b)	H15T5Y + 3.533%	7.1250	09/15/53	3,096,201

	ELECTRICAL EQUIPMENT — 0.8%
4,069,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	3,943,410

	ENGINEERING & CONSTRUCTION — 2.2%
2,035,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	2,033,367
6,500,000	MasTec, Inc.(a)		4.5000	08/15/28	6,490,275
3,510,000	TopBuild Corporation(a)		5.6250	01/31/34	3,504,182
					12,027,824

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.3% (Continued)
	FOOD — 0.8%
4,009,000	Darling Ingredients, Inc.(a)		5.2500	04/15/27	$4,003,393

	FORESTRY, PAPER & WOOD PRODUCTS — 0.8%
4,472,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	4,283,835

	HEALTH CARE FACILITIES & SERVICES — 0.4%
2,500,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	2,445,166

	HOME CONSTRUCTION — 1.0%
5,000,000	Meritage Homes Corporation		5.6500	03/15/35	5,080,786

	HOUSEHOLD PRODUCTS — 0.9%
4,907,000	Central Garden & Pet Company		5.1250	02/01/28	4,906,517

	INSTITUTIONAL FINANCIAL SERVICES — 2.4%
3,750,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y + 3.156%	7.5000	Perpetual	3,984,184
8,045,000	Morgan Stanley(b)	SOFRRATE + 1.880%	5.4240	07/21/34	8,385,059
					12,369,243
	LEISURE FACILITIES & SERVICES — 0.7%
3,560,000	Boyne USA, Inc.(a)		4.7500	05/15/29	3,493,963

	MACHINERY — 1.1%
4,000,000	ATS Corporation(a)		4.1250	12/15/28	3,836,053
2,000,000	Terex Corporation(a)		6.2500	10/15/32	2,039,045
					5,875,098
	METALS & MINING — 1.6%
2,000,000	Alliance Resource Operating Partners, L.P. (a)		8.6250	06/15/29	2,113,434
3,603,000	Freeport-McMoRan, Inc.		5.0000	09/01/27	3,603,678
2,767,000	Mineral Resources Ltd.(a)		8.1250	05/01/27	2,768,611
					8,485,723
	OIL & GAS PRODUCERS — 8.8%
5,000,000	Antero Midstream Partners, L.P. / Antero Midstream(a)		5.7500	10/15/33	4,981,154
4,000,000	Civitas Resources, Inc.(a)		8.6250	11/01/30	4,143,000

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.3% (Continued)
	OIL & GAS PRODUCERS — 8.8% (Continued)
3,000,000	EQT Corporation		5.7500	02/01/34	$3,141,753
1,500,000	Global Partners LP / GLP Finance Corp(a)		7.1250	07/01/33	1,538,637
2,000,000	Matador Resources Company(a)		6.8750	04/15/28	2,042,480
2,500,000	Matador Resources Company(a)		6.5000	04/15/32	2,525,458
4,510,000	Murphy Oil Corporation		6.0000	10/01/32	4,447,595
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,246,256
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	740,616
4,200,000	Plains All American Pipeline, L.P. Series B(b)	TSFR3M + 4.372%	8.5830	Perpetual	4,213,224
2,000,000	SM Energy Company(a)		6.7500	08/01/29	2,011,111
3,175,000	Sunoco, L.P.(a)		7.2500	05/01/32	3,334,803
3,000,000	Sunoco, L.P.(a)		6.2500	07/01/33	3,055,788
2,825,000	Sunoco, L.P. / Sunoco Finance Corporation		6.0000	04/15/27	2,826,012
2,909,000	Targa Resources Partners, L.P. / Targa Resources		5.0000	01/15/28	2,912,396
					45,160,283
	PUBLISHING & BROADCASTING — 0.7%
1,500,000	Nexstar Media, Inc.(a)		5.6250	07/15/27	1,499,262
2,000,000	TEGNA, Inc.		5.0000	09/15/29	1,990,575
					3,489,837
	REAL ESTATE INVESTMENT TRUSTS — 0.4%
2,000,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	1,998,088

	RETAIL - DISCRETIONARY — 1.4%
1,400,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,383,674
1,945,000	Asbury Automotive Group, Inc.		4.7500	03/01/30	1,895,334
1,000,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	1,031,368
3,000,000	Patrick Industries, Inc.(a)		6.3750	11/01/32	3,045,891
					7,356,267
	SEMICONDUCTORS — 1.1%
1,630,000	Amkor Technology, Inc.(a)		6.6250	09/15/27	1,634,791
2,075,000	ON Semiconductor Corporation(a)		3.8750	09/01/28	2,016,394
2,200,000	Synaptics, Inc.(a)		4.0000	06/15/29	2,107,688
					5,758,873
	SOFTWARE — 0.1%
500,000	Gen Digital, Inc.(a)		6.7500	09/30/27	508,023

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.3% (Continued)
	SPECIALTY FINANCE — 0.9%
5,000,000	FirstCash, Inc.(a)		4.6250	09/01/28	$4,900,349

	TRANSPORTATION & LOGISTICS — 0.6%
3,000,000	Genesee & Wyoming, Inc.(a)		6.2500	04/15/32	3,052,176

	TRANSPORTATION EQUIPMENT — 0.8%
2,000,000	Allison Transmission, Inc.(a)		4.7500	10/01/27	1,987,780
2,000,000	Allison Transmission, Inc.(a)		5.8750	06/01/29	2,018,192
					4,005,972
	TOTAL CORPORATE BONDS (Cost $187,727,494)				189,209,311

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 5.6%
	CHEMICALS — 0.9%
4,429,162	HB Fuller Company(b)	TSFR1M + 1.750%	6.0690	02/15/30	4,456,866

	CONSTRUCTION MATERIALS — 1.1%
3,860,147	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	6.5420	02/10/32	3,865,454
1,995,000	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	6.5770	04/14/31	1,996,017
					5,861,471
	ELECTRICAL EQUIPMENT — 0.1%
500,000	Vertiv Group Corporation(b)	TSFR1M + 1.750%	6.1010	08/12/32	501,165

	LEISURE FACILITIES & SERVICES — 0.4%
1,976,865	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.000%	8.1900	08/02/28	1,976,499

	LEISURE PRODUCTS — 0.8%
4,856,837	Hayward Industries, Inc.(b)	TSFR1M + 2.615%	8.1900	05/30/28	4,868,372

	MEDICAL EQUIPMENT & DEVICES — 0.0%(c)
119,967	Avantor Funding, Inc.(b)	TSFR1M + 2.100%	7.4300	11/08/27	120,641

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 5.6% (Continued)
	PUBLISHING & BROADCASTING — 0.3%
1,500,000	Nexstar Media, Inc.(b)	TSFR1M + 2.500%	6.8210	06/28/32	$1,499,865

	RETAIL - DISCRETIONARY — 0.8%
3,970,000	Johnstone Supply, LLC(b)	TSFR1M + 2.500%	8.3210	06/09/31	3,967,519

	TECHNOLOGY HARDWARE — 0.4%
1,965,154	Ciena Corporation(b)	TSFR1M + 1.750%	6.0780	10/24/30	1,971,914

	TRANSPORTATION & LOGISTICS — 0.8%
3,970,000	Genesee & Wyoming, Inc.(b)	TSFR3M + 1.750%	6.5220	04/10/31	3,958,963

	TOTAL TERM LOANS (Cost $29,116,794)				29,183,275

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BONDS + NOTES — 7.8%
10,550,000	United States Treasury Note		4.1250	07/31/31	10,714,844
30,800,000	United States Treasury Note		3.5000	02/15/33	29,914,500

	TOTAL U.S. TREASURY BONDS + NOTES (Cost $40,183,916)				40,629,344

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
4,795,090	First American Government Obligations Fund, Class X, 4.04% (Cost $4,795,090)(d)	$4,795,090

	TOTAL INVESTMENTS - 98.9% (Cost $510,972,940)	$515,156,478
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	5,525,488
	NET ASSETS - 100.0%	$520,681,966

CLO	- Collateralized Loan Obligations

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	TSFR1M Term CME (Secured Overnight Financing Rate) 1 Month

TSFR3M	TSFR3M Term CME (Secured Overnight Financing Rate) 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is 348,054,108 or 66.8% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.